FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - SCHEDULE OF SENSITIVITY ANALYSIS OF LONG-TERM DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term Debt with Variable Interest Rate
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase in Interest rate	$ 97,016,631	$ 93,785,108	$ 209,326,775
Decrease in Interest rate	97,016,631	93,785,108	209,326,775
0.01
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase in Interest rate	(970,166)	(937,851)	(2,093,268)
Decrease in Interest rate	970,166	937,851	2,093,268
0.02
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase in Interest rate	(1,940,333)	(1,875,702)	(4,186,536)
Decrease in Interest rate	$ 1,940,333	$ 1,875,702	$ 4,186,536